UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Defiance Hotel, Airline, and Cruise ETF
CRUZ (Principal U.S. Listing Exchange:NYSE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Defiance Hotel, Airline, and Cruise ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.defianceetfs.com/cruz. You can also request this information by contacting us at 1-833-333-9383.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Hotel, Airline, and Cruise ETF	$23	0.45%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$29,040,631
Number of Holdings	56
Portfolio Turnover	6%
Visit https://www.defianceetfs.com/cruz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Consumer Discretionary	49.2%
Industrials	40.4%
Real Estate	9.4%
Cash & Other	1.0%

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	18.3%
Hilton Worldwide Holdings, Inc.	8.2%
Marriott International, Inc. - Class A	8.1%
Royal Caribbean Cruises, Ltd.	7.8%
Delta Air Lines, Inc.	7.4%
Carnival Corporation	5.9%
Ryanair Holdings plc	4.3%
InterContinental Hotels Group plc	3.9%
United Airlines Holdings, Inc.	3.5%
Southwest Airlines Company	3.0%

Top Ten Countries	(%)
United States	81.0%
United Kingdom	8.5%
Japan	4.6%
Ireland	4.3%
China	3.1%
France	2.6%
Singapore	2.4%
Taiwan	2.1%
Republic of Korea	1.7%
Cash & Other	-10.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/cruz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Hotel, Airline, and Cruise ETF	PAGE 1	TSR_SAR_26922B873

Defiance Next Gen Connectivity ETF
FIVG (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Defiance Next Gen Connectivity ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.defianceetfs.com/sixg/. You can also request this information by contacting us at 1-833-333-9383.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Next Gen Connectivity ETF	$16	0.30%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$598,190,349
Number of Holdings	52
Portfolio Turnover	11%
Visit https://www.defianceetfs.com/sixg/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Information Technology	90.6%
Communication Services	4.5%
Real Estate	3.8%
Industrials	1.0%
Cash & Other	0.1%

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	10.4%
NVIDIA Corporation	6.6%
Apple, Inc.	5.9%
Broadcom, Inc.	5.6%
Oracle Corporation	4.7%
QUALCOMM, Inc.	4.3%
Advanced Micro Devices, Inc.	3.6%
Cisco Systems, Inc.	3.6%
Analog Devices, Inc.	2.9%
Arista Networks, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/sixg/
HOW HAS THE FUND CHANGED?
Effective July 22, 2024, Defiance Next Gen Connectivity ETF changed its name to Defiance Connective Technologies ETF and the Fund’s ticker symbol changed from FIVG to SIXG.
Effective on August 13, 2024, the Defiance Connective Technologies ETF, formerly known as Defiance Next Gen Connectivity ETF, (the “Fund”) transferred its primary listing to the Nasdaq Stock Market LLC (“Nasdaq”) and is no longer listed on the NYSE Arca, Inc. (“NYSE Arca”).
Defiance Next Gen Connectivity ETF	PAGE 1	TSR-SAR-26922A289

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Next Gen Connectivity ETF	PAGE 2	TSR-SAR-26922A289

Defiance Next Gen H2 ETF
HDRO (Principal U.S. Listing Exchange:NYSE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Defiance Next Gen H2 ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.defianceetfs.com/hdro/. You can also request this information by contacting us at 1-833-333-9383.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Next Gen H2 ETF	$13	0.30%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$21,651,318
Number of Holdings	28
Portfolio Turnover	28%
Visit https://www.defianceetfs.com/hdro/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Industrials	78.4%
Materials	16.5%
Consumer Discretionary	2.4%
Cash & Other	2.7%

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	42.9%
Doosan Fuel Cell Company, Ltd.	8.4%
NEL ASA	7.8%
Bloom Energy Corporation	7.8%
Plug Power, Inc.	7.6%
Ballard Power Systems, Inc.	6.5%
Bumhan Fuel Cell Company, Ltd.	5.1%
S-Fuelcell Company, Ltd.	5.0%
Linde plc	4.6%
FuelCell Energy, Inc.	4.6%

Top Ten Countries	(%)
United States	74.3%
Republic of Korea	20.9%
Norway	12.1%
United Kingdom	10.0%
Germany	7.9%
Canada	6.5%
France	4.3%
Japan	2.3%
Sweden	1.6%
Cash & Other	-39.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/hdro/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Next Gen H2 ETF	PAGE 1	TSR_SAR_26922B600

Defiance Quantum ETF
QTUM (Principal U.S. Listing Exchange:NYSE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Defiance Quantum ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.defianceetfs.com/qtum/. You can also request this information by contacting us at 1-833-333-9383.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Quantum ETF	$21	0.40%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$291,481,832
Number of Holdings	72
Portfolio Turnover	18%
Visit https://www.defianceetfs.com/qtum/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Information Technology	76.8%
Industrials	12.8%
Communication Services	7.1%
Health Care	1.4%
Consumer Discretionary	1.3%
Cash & Other	0.6%

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.9%
Wipro, Ltd.	1.6%
MediaTek, Inc.	1.6%
Accenture plc	1.5%
FormFactor, Inc.	1.5%
Rigetti Computing, Inc.	1.5%
NEC Corporation	1.5%
Asustek Computer, Inc.	1.5%
Cirrus Logic, Inc.	1.5%
Coherent Corporation	1.5%

Top Ten Countries	(%)
United States	70.3%
Japan	11.4%
Taiwan	7.3%
Netherlands	4.3%
China	2.7%
Switzerland	2.7%
France	2.6%
India	1.6%
Ireland	1.5%
Cash & Other	-4.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/qtum/
HOW HAS THE FUND CHANGED?
Effective on August 13, 2024, the Defiance Quantum ETF (the “Fund”) transferred its primary listing to the Nasdaq Stock Market LLC (“Nasdaq”) and is no longer listed on the NYSE Arca, Inc. (“NYSE Arca”).
Defiance Quantum ETF	PAGE 1	TSR_SAR_26922A420

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Quantum ETF	PAGE 2	TSR_SAR_26922A420

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Ticker
Defiance Hotel, Airline, and Cruise ETF	CRUZ
Defiance Next Gen Connectivity ETF	FIVG
Defiance Next Gen H2 ETF	HDRO
Defiance Quantum ETF	QTUM

Core Financial Statements
June 30, 2024 (Unaudited)

Defiance Hotel, Airline, and Cruise ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 49.2%(a)
Accor SA	14,548	$597,169
Atour Lifestyle Holdings, Ltd. - ADR	11,672	214,181
Carnival Corporation(b)(c)	91,535	1,713,535
Choice Hotels International, Inc.(c)	2,662	316,778
H World Group, Ltd. - ADR	16,475	548,947
Hilton Worldwide Holdings, Inc.	10,978	2,395,400
Hyatt Hotels Corporation - Class A(c)	2,494	378,888
InterContinental Hotels Group plc - ADR	10,630	1,126,248
Kyoritsu Maintenance Company, Ltd.	8,000	149,198
Marriott International, Inc. - Class A	9,778	2,364,027
Minor International pcl - NVDR	401,600	328,306
Norwegian Cruise Line Holdings, Ltd.(b)(c)	32,073	602,652
Resorttrust, Inc.	11,900	176,510
Royal Caribbean Cruises, Ltd.(b)(c)	14,144	2,254,978
Shangri-La Asia, Ltd.	216,000	148,567
Whitbread plc	15,170	570,495
Wyndham Hotels & Resorts, Inc.	5,489	406,186
		14,292,065
Industrials - 40.4%(a)
Air Canada(b)	20,589	269,334
Air China, Ltd. – H-Shares(b)	274,000	127,395
Air France-KLM(b)(c)	17,129	151,050
Alaska Air Group, Inc.(b)	9,464	382,346
American Airlines Group, Inc.(b)	50,507	572,244
ANA Holdings, Inc.	18,100	334,129
Cathay Pacific Airways, Ltd.	147,000	150,438
China Airlines, Ltd.	359,000	262,266
Copa Holdings SA - Class A	2,000	190,360
Delta Air Lines, Inc.	45,143	2,141,584
Deutsche Lufthansa AG	61,692	377,537
easyJet plc	44,447	257,160
Eva Airways Corporation	297,000	349,261
Hanjin Kal Corporation	3,156	148,113
International Consolidated Airlines Group SA(b)	244,572	502,093
Japan Airlines Company, Ltd.	17,100	269,852
JetBlue Airways Corporation(b)(c)	30,747	187,249
Korean Air Lines Company, Ltd.	20,364	343,961
Norwegian Air Shuttle ASA(b)	113,314	133,880
Qantas Airways, Ltd.(b)	86,752	338,934
Ryanair Holdings plc - ADR(c)	10,692	1,244,976
Singapore Airlines, Ltd.	137,600	700,564
SkyWest, Inc.(b)	2,881	236,444
Southwest Airlines Company	30,601	875,495
United Airlines Holdings, Inc.(b)	20,612	1,002,980
Wizz Air Holdings plc(b)(d)	6,092	172,191
		11,721,836

	Shares	Value
Real Estate - 9.4%
Apple Hospitality REIT, Inc.	15,383	$223,669
DiamondRock Hospitality Company	16,902	142,822
Host Hotels & Resorts, Inc.(c)	40,761	732,883
Invincible Investment Corporation	518	209,956
Japan Hotel REIT Investment Corporation	425	205,287
Park Hotels & Resorts, Inc.(c)	16,241	243,290
Pebblebrook Hotel Trust	8,388	115,335
RLJ Lodging Trust	15,320	147,532
Ryman Hospitality Properties, Inc.(c)	4,274	426,802
Service Properties Trust	20,977	107,822
Sunstone Hotel Investors, Inc.(c)	16,761	175,320
		2,730,718
TOTAL COMMON STOCKS (Cost $28,266,255)		28,744,619
	Units
SHORT-TERM INVESTMENTS - 18.5%
Investments Purchased with Proceeds from Securities Lending - 18.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.53%(e)(f)	5,321,392	5,321,392
	Shares
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(e)	60,918	60,918
TOTAL SHORT-TERM INVESTMENTS (Cost $5,382,310)		5,382,310
TOTAL INVESTMENTS - 117.5% (Cost $33,648,565)		$34,126,929
Liabilities in Excess of Other Assets - (17.5)%		(5,086,298)
TOTAL NET ASSETS - 100.0%		$29,040,631

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt.
NVDR – Non-Voting Depositary Receipt.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to Financial Statements.

(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

1

Defiance Hotel, Airline, and Cruise ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)
(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $5,206,070 which represented 17.9% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of this security totaled $172,191 or 0.6% of the Fund’s net assets.

(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(f)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

2

Defiance Next Gen Connectivity ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 4.5%
AT&T, Inc.	494,950	$9,458,494
T-Mobile US, Inc.	50,793	8,948,711
Verizon Communications, Inc.	212,955	8,782,264
		27,189,469
Industrials - 1.0%
CSG Systems International, Inc.	141,574	5,828,602
Information Technology - 90.6%(a)
Advanced Micro Devices, Inc.(b)	134,569	21,828,437
Akamai Technologies, Inc.(b)(c)	78,355	7,058,218
Amdocs, Ltd.	89,851	7,091,041
Analog Devices, Inc.	76,520	17,466,455
Apple, Inc.	167,597	35,299,280
Arista Networks, Inc.(b)	44,769	15,690,639
ARM Holdings plc - ADR(b)(c)	63,711	10,424,394
Broadcom, Inc.	20,998	33,712,919
Calix, Inc.(b)	203,450	7,208,234
Celestica, Inc.(b)(c)	167,944	9,628,230
Ciena Corporation(b)	128,954	6,213,004
Cisco Systems, Inc.	455,529	21,642,183
Coherent Corporation(b)	124,806	9,043,443
Credo Technology Group Holding, Ltd.(b)	351,823	11,237,227
CTS Corporation	168,340	8,523,054
Datadog, Inc. - Class A(b)	83,530	10,833,006
Dell Technologies, Inc. - Class C	95,958	13,233,568
DigitalOcean Holdings, Inc.(b)(c)	193,268	6,716,063
Dynatrace, Inc.(b)	176,587	7,900,502
Extreme Networks, Inc.(b)	627,502	8,439,902
F5, Inc.(b)	42,475	7,315,469
HashiCorp, Inc. - Class A(b)	288,665	9,725,124
Hewlett Packard Enterprise Company	487,991	10,330,769
Intel Corporation	488,676	15,134,296
InterDigital, Inc.(c)	70,950	8,269,932
Juniper Networks, Inc.	216,211	7,883,053
Keysight Technologies, Inc.(b)	60,318	8,248,487
Kyndryl Holdings, Inc.(b)	361,207	9,503,356
Lattice Semiconductor Corporation(b)(c)	98,783	5,728,426
MACOM Technology Solutions Holdings, Inc.(b)(c)	82,455	9,191,259
Marvell Technology, Inc.	142,906	9,989,129
MaxLinear, Inc.(b)	370,945	7,470,832
NetApp, Inc.	84,402	10,870,978
NetScout Systems, Inc.(b)	352,631	6,449,621
Nokia Corporation - ADR(c)	2,510,259	9,488,779
NVIDIA Corporation	319,580	39,480,913
NXP Semiconductors NV	46,529	12,520,489
Oracle Corporation	199,756	28,205,547
Qorvo, Inc.(b)	71,175	8,259,147
QUALCOMM, Inc.	128,158	25,526,510
Skyworks Solutions, Inc.	82,928	8,838,466

	Shares	Value
Telefonaktiebolaget LM Ericsson - ADR(c)	1,600,899	$ 9,877,547
Viavi Solutions, Inc.(b)(c)	689,863	4,739,359
		542,237,287
Real Estate - 3.8%
American Tower Corporation	41,276	8,023,229
Crown Castle, Inc.	75,875	7,412,987
Equinix, Inc.	9,382	7,098,421
		22,534,637
TOTAL COMMON STOCKS (Cost $492,203,933)		597,789,995
	Units
SHORT-TERM INVESTMENTS - 10.4%
Investments Purchased with Proceeds from Securities Lending - 10.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.53%(d)(f)	62,008,935	62,008,935
	Shares
Money Market Funds - 0.0%(e)
First American Government Obligations Fund - Class X, 5.23%(d)	255,662	255,662
TOTAL SHORT-TERM INVESTMENTS (Cost $62,264,597)		62,264,597
TOTAL INVESTMENTS - 110.3% (Cost $554,468,530)		$ 660,054,592
Liabilities in Excess of Other Assets - (10.3)%		(61,864,243)
TOTAL NET ASSETS - 100.0%		$ 598,190,349

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to Financial Statements.

(b)	Non-income producing security.
((c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $60,336,842 which represented 10.1% of net assets.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)	Represents less than 0.05% of net assets.
(f)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

3

Defiance Next Gen H2 ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Consumer Discretionary - 2.4%
Iljin Hysolus Company, Ltd.(a)	33,049	$527,007
Industrials - 78.4%(b)
AFC Energy plc(a)	2,171,830	461,227
Ballard Power Systems, Inc.(a)(c)	629,126	1,415,533
Bloom Energy Corporation - Class A(a)(c)	137,244	1,679,867
Bumhan Fuel Cell Company, Ltd.(a)	69,015	1,113,064
Cavendish Hydrogen ASA(a)(c)	223,910	578,306
Ceres Power Holdings plc(a)	402,732	902,110
Doosan Fuel Cell Company, Ltd.(a)	118,153	1,815,427
FuelCell Energy, Inc.(a)(c)	1,550,815	990,661
Green Hydrogen Systems AS(a)	238,078	312,729
Hexagon Purus ASA(a)(c)	491,223	365,851
ITM Power plc(a)	1,379,187	808,948
NEL ASA(a)(c)	3,205,289	1,686,408
Plug Power, Inc.(a)(c)	706,058	1,645,115
PowerCell Sweden AB(a)(c)	121,560	337,699
SFC Energy AG(a)	36,215	748,326
S-Fuelcell Company, Ltd.	95,963	1,077,797
Sino-Synergy Hydrogen Energy Technology Jiaxing Company, Ltd.(a)	58,000	86,918
Thyssenkrupp Nucera AG & Company KGaA(a)(d)	98,841	960,285
Xebec Adsorption, Inc.(a)(e)	1,244,898	0
		16,986,271
Materials - 16.5%
Air Liquide SA	5,379	929,756
Air Products and Chemicals, Inc.	3,488	900,079
Linde plc	2,274	997,854
Mitsubishi Chemical Group Corporation	46,900	260,391
Nippon Sanso Holdings Corporation	8,300	245,553
SOL SpA	6,642	235,625
		3,569,258
TOTAL COMMON STOCKS (Cost $32,066,290)		21,082,536
	Units
SHORT-TERM INVESTMENTS - 45.6%
Investments Purchased with Proceeds from Securities Lending - 42.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.53%(f)(g)	9,281,056	9,281,056

	Shares	Value
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 5.23%(f)	585,034	$585,034
TOTAL SHORT-TERM INVESTMENTS (Cost $9,866,090)		9,866,090
TOTAL INVESTMENTS - 142.9% (Cost $41,932,380)		$30,948,626
Liabilities in Excess of Other Assets - (42.9)%		(9,297,308)
TOTAL NET ASSETS - 100.0%		$21,651,318

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to Financial Statements.

(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $6,885,806 which represented 31.8% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of this security totaled $960,285 or 4.4% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. This security represented $0 or 0.0% of net assets as of June 30, 2024.

(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(g)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

4

Defiance Quantum ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 7.1%
Alphabet, Inc. - Class A	23,788	$4,332,984
Baidu, Inc. - ADR(a)(b)	44,811	3,875,255
Koninklijke KPN NV	1,132,701	4,346,037
Nippon Telegraph & Telephone Corporation	4,451,931	4,201,188
Orange SA - ADR(b)	411,400	4,109,886
		20,865,350
Consumer Discretionary - 1.3%
Alibaba Group Holding, Ltd. - ADR(b)	54,193	3,901,896
Health Care - 1.4%
RadNet, Inc.(a)	68,489	4,035,372
Industrials - 12.8%
ABB, Ltd.	73,133	4,062,764
Airbus SE	26,104	3,588,338
Booz Allen Hamilton Holding Corporation	27,839	4,284,422
Hitachi, Ltd.	193,225	4,325,521
Honeywell International, Inc.	20,284	4,331,445
Lockheed Martin Corporation	9,211	4,302,458
Mitsubishi Electric Corporation	250,911	4,004,812
Northrop Grumman Corporation	9,901	4,316,341
RTX Corporation	39,611	3,976,548
		37,192,649
Information Technology - 76.8%(c)
Accenture plc - Class A	14,801	4,490,771
Advanced Micro Devices, Inc.(a)	26,393	4,281,209
Alchip Technologies, Ltd.	50,102	3,791,453
Analog Devices, Inc.	17,737	4,048,648
Applied Materials, Inc.	17,796	4,199,678
ASML Holding NV	3,957	4,046,943
Asustek Computer, Inc.	284,316	4,364,452
Cadence Design Systems, Inc.(a)	13,569	4,175,860
Cirrus Logic, Inc.(a)	34,179	4,363,291
Coherent Corporation(a)	60,049	4,351,151
D-Wave Quantum, Inc.(a)(b)	3,645,835	4,156,252
Elastic NV(a)(b)	36,892	4,202,368
FormFactor, Inc.(a)	73,783	4,466,085
Fujitsu, Ltd.	273,030	4,272,140
Global Unichip Corporation	85,991	4,254,290
Hewlett Packard Enterprise Company	202,257	4,281,781
Infineon Technologies AG	101,241	3,722,279
Intel Corporation	137,490	4,258,065
International Business Machines Corporation	25,026	4,328,247

	Shares	Value
IonQ, Inc.(a)(b)	531,973	$3,739,770
Juniper Networks, Inc.	118,998	4,338,667
KLA Corporation	5,109	4,212,422
Lam Research Corporation	4,076	4,340,329
Lattice Semiconductor Corporation(a)(b)	67,066	3,889,157
Marvell Technology, Inc.	57,650	4,029,735
MediaTek, Inc.	105,284	4,543,489
Microchip Technology, Inc.	44,745	4,094,167
Micron Technology, Inc.	30,048	3,952,213
Microsoft Corporation	9,589	4,285,804
MicroStrategy, Inc. - Class A(a)(b)	2,637	3,632,415
MKS Instruments, Inc.	31,070	4,057,121
NEC Corporation	53,561	4,410,142
Nokia Corporation - ADR(b)	1,110,020	4,195,876
Nordic Semiconductor ASA(a)	302,039	4,045,152
NTT Data Group Corporation	287,155	4,216,462
NVE Corporation	47,734	3,565,252
NVIDIA Corporation	33,780	4,173,181
NXP Semiconductors NV	14,945	4,021,550
ON Semiconductor Corporation(a)	55,488	3,803,702
Onto Innovation, Inc.(a)	18,817	4,131,460
QUALCOMM, Inc.	19,635	3,910,899
Renesas Electronics Corporation	222,858	4,168,716
Reply SpA	28,563	4,218,404
Rigetti Computing, Inc.(a)(b)	4,146,244	4,436,481
Socionext, Inc.	156,248	3,699,793
STMicroelectronics NV(b)	93,484	3,672,052
Synaptics, Inc.(a)	44,253	3,903,115
Synopsys, Inc.(a)	7,157	4,258,844
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	24,449	4,249,481
Teradata Corporation(a)	125,458	4,335,828
Teradyne, Inc.(b)	28,412	4,213,215
Texas Instruments, Inc.	21,255	4,134,735
Tower Semiconductor, Ltd.(a)(b)	108,580	4,268,280
Wipro, Ltd. - ADR(b)	757,917	4,623,294
		223,826,166
TOTAL COMMON STOCKS (Cost $238,422,525)		289,821,433
	Units
SHORT-TERM INVESTMENTS - 13.4%
Investments Purchased with Proceeds from Securities Lending - 12.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.53%(d)(e)	37,416,903	37,416,903

The accompanying notes are an integral part of these financial statements.

5

Defiance Quantum ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - (Continued)
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.23%(d)	1,519,894	$1,519,894
TOTAL SHORT-TERM INVESTMENTS (Cost $38,936,797)		38,936,797
TOTAL INVESTMENTS - 112.8% (Cost $277,359,322)		328,758,230
Liabilities in Excess of Other Assets - (12.8)%		(37,276,398)
TOTAL NET ASSETS - 100.0%		$ 291,481,832

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $35,433,567 which represented 12.2% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to Financial Statements.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

6

Defiance ETFs
Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Defiance Hotel, Airline, and Cruise ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen H2 ETF	Defiance Quantum ETF
ASSETS:
Investments in securities, at value	$34,126,929	$660,054,592	$30,948,626	$328,758,230
Foreign currency, at value	191,132	—	24,219	—
Dividends and interest receivable	47,219	230,252	506	166,264
Reclaims receivable	6,055	51,933	1,783	49,266
Security lending income receivable	1,324	5,888	4,062	18,354
Total assets	34,372,659	660,342,665	30,979,196	328,992,114
LIABILITIES:
Payable upon return of securities loaned (See Note 4)	5,321,392	62,008,935	9,281,056	37,416,903
Payable to adviser	10,636	143,381	5,807	93,379
Payable for investments purchased	—	—	41,015	—
Total liabilities	5,332,028	62,152,316	9,327,878	37,510,282
NET ASSETS	$29,040,631	$598,190,349	$21,651,318	$291,481,832
Net Assets Consists of:
Paid-in capital	$32,488,088	$597,570,928	$92,128,445	$240,415,365
Total distributable earnings/ (accumulated losses)	(3,447,457)	619,421	(70,477,127)	51,066,467
Total net assets	$29,040,631	$598,190,349	$21,651,318	$291,481,832
Net assets	$29,040,631	$598,190,349	$21,651,318	$291,481,832
Shares issued and outstanding(a)	1,325,000	14,300,000	4,325,000	4,650,000
Net asset value per share	$21.92	$41.83	$5.01	$62.68
COST:
Investments in securities, at cost	$33,648,565	$554,468,530	$41,932,380	$277,359,322
Foreign currency, at cost	$192,065	$—	$24,278	$—
Loaned Securities:
at value (included in investments)	$5,206,070	$60,336,842	$6,885,806	$35,433,567

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

Defiance ETFs
Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)

	Defiance Hotel, Airline, and Cruise ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen H2 ETF	Defiance Quantum ETF
INVESTMENT INCOME:
Dividend income	$241,249	$3,837,904	$33,894	$1,718,686
Less: Dividend withholding taxes	(9,400)	(52,150)	(3,494)	(128,287)
Less: Issuance fees	(2,055)	(70,820)	—	(15,910)
Interest income	1,318	22,623	1,937	26,123
Securities lending income	9,022	56,644	37,707	153,607
Total investment income	240,134	3,794,201	70,044	1,754,219
EXPENSES:
Investment advisory fee	76,363	854,788	32,820	488,335
Total expenses	76,363	854,788	32,820	488,335
NET INVESTMENT INCOME	163,771	2,939,413	37,224	1,265,884
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments in securities	(579,206)	(3,573,642)	(12,303,797)	(654,712)
In-kind redemptions	1,031,082	45,510,697	—	12,126,102
Foreign currency translation	(5,446)	—	(12,763)	(59,044)
Net realized gain/(loss)	446,430	41,937,055	(12,316,560)	11,412,346
Net change in unrealized appreciation/(depreciation) on:
Investments in securities	(276,219)	45,192,365	6,169,771	22,589,086
Foreign currency translation	(1,638)	(867)	(339)	(898)
Net change in unrealized appreciation/(depreciation)	(277,857)	45,191,498	6,169,432	22,588,188
Net realized and unrealized gain/(loss)	168,573	87,128,553	(6,147,128)	34,000,534
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$332,344	$90,067,966	$(6,109,904)	$35,266,418

The accompanying notes are an integral part of these financial statements.

8

Defiance ETFs
Statements of Changes in Net Assets

	Defiance Hotel, Airline, and Cruise ETF		Defiance Next Gen Connectivity ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$163,771	$394,760	$2,939,413	$9,429,302
Net realized gain/(loss)	446,430	2,372,871	41,937,055	(51,127,244)
Net change in unrealized appreciation/(depreciation)	(277,857)	11,170,841	45,191,498	163,170,113
Net increase in net assets from operations	332,344	13,938,472	90,067,966	121,472,171
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(456,964)	(2,805,061)	(9,381,873)
Return of capital	—	(7,055)	—	—
Total distributions to shareholders	—	(464,019)	(2,805,061)	(9,381,873)
CAPITAL TRANSACTIONS:
Subscriptions	—	15,165,278	72,536,970	17,587,440
Redemptions	(12,778,753)	(36,690,383)	(137,216,655)	(244,248,315)
ETF transaction fees (See Note 7)	2,665	11,724	—	—
Net decrease in net assets from capital transactions	(12,776,088)	(21,513,381)	(64,679,685)	(226,660,875)
NET INCREASE (DECREASE) IN NET ASSETS	$(12,443,744)	$(8,038,928)	$22,583,220	$(114,570,577)
NET ASSETS:
Beginning of the period	$41,484,375	$49,523,303	$575,607,129	$690,177,706
End of the period	$29,040,631	$41,484,375	$598,190,349	$575,607,129
SHARES TRANSACTIONS
Subscriptions	—	725,000	1,850,000	550,000
Redemptions	(600,000)	(1,875,000)	(3,600,000)	(7,600,000)
Total decrease in shares outstanding	(600,000)	(1,150,000)	(1,750,000)	(7,050,000)

The accompanying notes are an integral part of these financial statements.

9

Defiance ETFs
Statements of Changes in Net Assets(Continued)

	Defiance Next Gen H2 ETF		Defiance Quantum ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$37,224	$87,494	$1,265,884	$1,507,856
Net realized gain/(loss)	(12,316,560)	(13,758,023)	11,412,346	(683,201)
Net change in unrealized appreciation	6,169,432	1,946,823	22,588,188	45,022,153
Net increase/(decrease) in net assets from operations	(6,109,904)	(11,723,706)	35,266,418	45,846,808
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(52,053)	(1,347,149)	(1,479,435)
Total distributions to shareholders	—	(52,053)	(1,347,149)	(1,479,435)
CAPITAL TRANSACTIONS:
Subscriptions	1,884,490	3,548,750	72,737,215	63,566,375
Redemptions	—	(3,816,563)	(18,924,570)	(6,301,780)
ETF transaction fees (See Note 7)	1,091	9,777	3,478	6,481
Net increase (decrease) in net assets from capital transactions	1,885,581	(258,036)	53,816,123	57,271,076
NET INCREASE (DECREASE) IN NET ASSETS	$(4,224,323)	$(12,033,795)	$87,735,392	$101,638,449
NET ASSETS:
Beginning of the period	$25,875,641	$37,909,436	$203,746,440	$102,107,991
End of the period	$21,651,318	$25,875,641	$291,481,832	$203,746,440
SHARES TRANSACTIONS
Subscriptions	325,000	350,000	1,200,000	1,300,000
Redemptions	—	(400,000)	(300,000)	(150,000)
Total increase/(decrease) in shares outstanding	325,000	(50,000)	900,000	1,150,000

The accompanying notes are an integral part of these financial statements.

10

Defiance Hotel, Airline, and Cruise ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2021(a)
		2023	2022
PER SHARE DATA:
Net asset value, beginning of period/year	$21.55	$16.11	$21.16	$24.36
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.10	0.15	0.02	(0.05)
Net realized and unrealized gain (loss) on investments(g)	0.27	5.53	(5.05)	(3.15)
Total from investment operations	0.37	5.68	(5.03)	(3.20)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.24)	(0.02)	—
Return of capital	—	(0.00)(c)	—	—
Total distributions	—	(0.24)	(0.02)	—
ETF transaction fees per share (See Note 7)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period/year	$21.92	$21.55	$16.11	$21.16
TOTAL RETURN(d)	1.70%	35.30%	−23.80%	−13.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$29,041	$41,484	$49,523	$22,751
Ratio of expenses to average net assets(e)	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(e)	0.97%	0.80%	0.10%	(0.37)%
Portfolio turnover rate(d)(f)	6%	16%	32%	26%

(a)	Inception date of the Fund was June 3, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

11

Defiance Next Gen Connectivity ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,				Period Ended December 31, 2019(a)
		2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period/year	$35.86	$29.88	$41.68	$33.60	$26.20	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.20	0.48	0.46	0.48	0.38	0.25
Net realized and unrealized gain (loss) on investments(g)	5.96	6.00	(11.77)	8.09	7.35	1.15
Total from investment operations	6.16	6.48	(11.31)	8.57	7.73	1.40
LESS DISTRIBUTIONS FROM:
From net investment income	(0.19)	(0.50)	(0.49)	(0.47)	(0.31)	(0.20)
Return of capital	—	—	—	(0.02)	(0.02)	—
Total distributions	(0.19)	(0.50)	(0.49)	(0.49)	(0.33)	(0.20)
ETF transaction fees per share (See Note 7)	—	—	0.00(c)	—	0.00(c)	—
Net asset value, end of period/year	$41.83	$35.86	$29.88	$41.68	$33.60	$26.20
TOTAL RETURN(d)	17.20%	21.88%	−27.20%	25.63%	29.77%	5.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$598,190	$575,607	$690,178	$1,383,735	$890,292	$162,461
Ratio of expenses to average net assets(e)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets(e)	1.03%	1.49%	1.36%	1.29%	1.35%	1.22%
Portfolio turnover rate(d)(f)	11%	56%	25%	24%	28%	54%

(a)	Inception date of the Fund was March 4, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

12

Defiance Next Gen H2 ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2021(a)
		2023	2022
PER SHARE DATA:
Net asset value, beginning of period/year	$6.47	$9.36	$19.10	$27.16
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.01	0.02	(0.01)	(0.03)
Net realized and unrealized loss on investments(g)	(1.47)	(2.90)	(9.74)	(8.04)
Total from investment operations	(1.46)	(2.88)	(9.75)	(8.07)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.01)	(0.00)(c)	—
Return of capital	—	—	—	(0.00)(c)
Total distributions	—	(0.01)	(0.00)(c)	(0.00)(c)
ETF transaction fees per share (See Note 7)	0.00(c)	0.00(c)	0.01	0.01
Net asset value, end of period/year	$5.01	$6.47	$9.36	$19.10
TOTAL RETURN(d)	−22.62%	−30.76%	−50.98%	−29.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$21,651	$25,876	$37,909	$65,883
Ratio of expenses to average net assets(e)	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets(e)	0.34%	0.26%	(0.05)%	(0.15)%
Portfolio turnover rate(d)(f)	28%	57%	81%	69%

(a)	Inception date of the Fund was March 9, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

13

Defiance Quantum ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period/year	$54.33	$39.27	$55.76	$41.44	$29.37	$19.96
INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.49	0.56	0.31	0.22	0.22
Net realized and unrealized gain (loss) on investments(g)	8.34	15.01	(16.48)	14.26	12.06	9.36
Total from investment operations	8.65	15.50	(15.92)	14.57	12.28	9.58
LESS DISTRIBUTIONS FROM:
From net investment income	(0.30)	(0.44)	(0.57)	(0.24)	(0.19)	(0.18)
From net realized gains	—	—	—	(0.03)	(0.02)	—
Total distributions	(0.30)	(0.44)	(0.57)	(0.27)	(0.21)	(0.18)
ETF transaction fees per share (See Note 7)	0.00(b)	0.00(b)	0.00(b)	0.02	0.00(b)	0.01
Net asset value, end of period/year	$62.68	$54.33	$39.27	$55.76	$41.44	$29.37
TOTAL RETURN(c)	15.94%	39.60%	−28.56%	35.27%	42.01%	48.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$291,482	$203,746	$102,108	$178,418	$55,941	$20,558
Ratio of expenses to average net assets(d)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%(e)
Ratio of net investment income to average net assets(d)	1.04%	1.01%	1.25%	0.61%	0.71%	0.87%
Portfolio turnover rate(c)(f)	18%	31%	24%	35%	40%	45%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Effective January 14, 2019, the Adviser reduced its management fee from 0.65% to 0.40%.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

14

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
Defiance Next Gen Connectivity ETF and Defiance Quantum ETF are each a diversified series and Defiance Hotel, Airline, and Cruise ETF and Defiance Next Gen H2 ETF are each a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”). The Trust is an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Defiance Hotel, Airline, and Cruise ETF is to track the total return performance, before fees and expenses, of the BlueStar Global Hotels, Airlines, and Cruises Index. The investment objective of Defiance Next Gen Connectivity ETF is to track the total return performance, before fees and expenses, of the BlueStar 5G Communications Index™. The investment objective of Defiance Next Gen H2 ETF is to track the total return performance, before fees and expenses, of the BlueStar Hydrogen & NextGen Fuel Cell Index. The investment objective of Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index®. The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Defiance Hotel, Airline, and Cruise ETF	June 3, 2021
Defiance Next Gen Connectivity ETF	March 4, 2019
Defiance Next Gen H2 ETF	March 9, 2021
Defiance Quantum ETF	September 4, 2018

The end of the reporting period for the Funds is June 30, 2024, and the period covered by these Notes to Financial Statements is the period from January 1, 2024 through June 30, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security

15

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Defiance Hotel, Airline, and Cruise ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$28,744,619	$—	$—	$28,744,619
Investments Purchased with Proceeds from Securities Lending	—	5,321,392	—	5,321,392
Money Market Funds	60,918	—	—	60,918
Total Investments in Securities	$28,805,537	$ 5,321,392	$ —	$34,126,929

Defiance Next Gen Connectivity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$597,789,995	$—	$—	$597,789,995
Investments Purchased with Proceeds from Securities Lending	—	62,008,935	—	62,008,935
Money Market Funds	255,662	—	—	255,662
Total Investments in Securities	$598,045,657	$62,008,935	$ —	$660,054,592

16

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
Defiance Next Gen H2 ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,082,536	$—	$0	$21,082,536
Investments Purchased with Proceeds from Securities Lending	—	9,281,056	—	9,281,056
Monet Market Funds	585,034	—	—	585,034
Total Investments in Securities	$21,667,570	$ 9,281,056	$0	$30,948,626

Defiance Quantum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$289,821,433	$—	$—	$289,821,433
Investments Purchased with Proceeds from Securities Lending	—	37,416,903	—	37,416,903
Money Market Funds	1,519,894	—	—	1,519,894
Total Investments in Securities	$291,341,327	$37,416,903	$ —	$328,758,230

^	See Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

17

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions and net operating losses. For the fiscal year ended December 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Defiance Hotel, Airline, and Cruise ETF	$(2,822,179)	$2,822,179
Defiance Next Gen Connectivity ETF	(35,888,294)	35,888,294
Defiance Next Gen H2 ETF	347,224	(347,224)
Defiance Quantum ETF	(990,324)	990,324

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective July 22, 2024, Defiance Next Gen Connectivity ETF changed its name to Defiance Connective Technologies ETF and the Fund’s ticker symbol changed from FIVG to SIXG. Defiance Connective Technologies ETF (formerly known as Defiance Next Gen Connectivity ETF) and Defiance Quantum

18

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
ETF delisted from the New York Stock Exchange Arca, Inc. after market close on August 12, 2024 and started trading on The Nasdaq Stock Market, LLC effective August 13, 2024. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.
Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Penserra Capital Management LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
The Funds pay the Adviser a unified management fee, calculated daily and paid monthly, at the following annual rate based on each Fund’s average daily net assets:

Defiance Hotel, Airline, and Cruise ETF	0.45%
Defiance Next Gen Connectivity ETF	0.30%
Defiance Next Gen H2 ETF	0.30%
Defiance Quantum ETF	0.40%

The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – SECURITIES LENDING
The Funds may lend up to 33 1/3 percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

19

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.
As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Defiance Hotel, Airline, and Cruise ETF	$5,206,070	$5,321,392
Defiance Next Gen Connectivity ETF	60,336,842	62,008,935
Defiance Next Gen H2 ETF	6,885,806	9,281,056
Defiance Quantum ETF	35,433,567	37,416,903

*
The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Net Fees and Interest Earned
Defiance Hotel, Airline, and Cruise ETF	$9,022
Defiance Next Gen Connectivity ETF	56,644
Defiance Next Gen H2 ETF	37,707
Defiance Quantum ETF	153,607

NOTE 5 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Hotel, Airline, and Cruise ETF	$2,099,042	$2,728,166
Defiance Next Gen Connectivity ETF	62,927,508	62,281,415
Defiance Next Gen H2 ETF	6,614,106	6,339,058
Defiance Quantum ETF	47,185,614	44,129,897

20

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.
During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Hotel, Airline, and Cruise ETF	$—	$11,992,700
Defiance Next Gen Connectivity ETF	72,174,328	137,260,522
Defiance Next Gen H2 ETF	1,454,644	—
Defiance Quantum ETF	67,881,819	18,394,051

NOTE 6 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at December 31, 2023 were as follows:

	Defiance Hotel, Airline, and Cruise ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen H2 ETF	Defiance Quantum ETF
Tax cost of investments	$47,943,284	$572,861,110	$52,884,251	$204,406,820
Gross tax unrealized appreciation	$4,400,770	$92,610,758	$1,203,903	$38,251,226
Gross tax unrealized depreciation	(5,108,859)	(34,625,281)	(22,283,344)	(10,863,153)
Net tax unrealized appreciation (depreciation)	(708,089)	57,985,477	(21,079,441)	27,388,073
Undistributed ordinary income	—	3,391	—	69,712
Undistributed long-term capital gain	—	—	—	—
Other accumulated gain (loss)	(3,071,712)	(144,632,352)	(43,287,782)	(10,310,587)
Distributable earnings (accumulated losses)	$(3,779,801)	$(86,643,484)	$(64,367,223)	$17,147,198

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and unrealized appreciation on investments in passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2023, the Funds did not elect to defer any post-October capital losses. Defiance Next Gen H2 ETF deferred, on a tax basis, $7,949 of late-year ordinary losses.
As of December 31, 2023, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Hotel, Airline, and Cruise ETF	$2,108,547	$963,165
Defiance Next Gen Connectivity ETF	33,309,107	111,323,245
Defiance Next Gen H2 ETF	25,857,704	17,422,129
Defiance Quantum ETF	3,172,968	7,137,619

During the fiscal period ended December 31, 2023, the Funds did not utilize any short-term or long-term capital loss carryforwards that were available as of December 31, 2022.

21

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Hotel, Airline, and Cruise ETF	$456,964	$ —	$ 7,055
Defiance Next Gen Connectivity ETF	9,381,873	—	—
Defiance Next Gen H2 ETF	52,053	—	—
Defiance Quantum ETF	1,479,435	—	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2022, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Hotel, Airline, and Cruise ETF	$63,540	$ —	$—
Defiance Next Gen Connectivity ETF	13,051,189	—	—
Defiance Next Gen H2 ETF	—	—	—
Defiance Quantum ETF	1,612,524	—	—

NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 8 – PRINCIPAL RISKS
Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Concentration in Travel Companies Risk. (Defiance Hotel, Airline, and Cruise ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in

22

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
a broader range of industries. Travel Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Due to the discretionary nature of business and leisure travel spending, Travel Company revenues are heavily influenced by the condition of the U.S. and foreign economies. Travel Companies may also be significantly affected by changes in labor relations and insurance costs. Travel Companies in the airline and cruise industries may also be significantly affected by changes in fuel prices, which may be very volatile and may not be able to be passed on to customers by increasing fares. Airline companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of airline companies. Companies in the hotel and lodging industry, as well as the cruise industry, are subject to various risks that may cause significant losses, which includes risks related to uncertainty in travel (due to global, regional or local events), guest safety, security, and privacy, changing consumer demands, shortages of experienced personnel, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.
5G Investment Risk. (Defiance Next Gen Connectivity ETF) Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of 5G technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may not be significantly tied to such technologies. Currently, there are few public companies for which 5G technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.
Concentration in Hydrogen and Fuel Cell Companies Risk. (Defiance Next Gen H2 ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The Index is expected to be concentrated in hydrogen and fuel cell companies. Such companies may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. Hydrogen and fuel cell companies are also subject to risks related to the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions that significantly affect the hydrogen, fuel cell, and overall clean energy industry. Risks associated with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can also significantly affect this industry. Shares in the companies involved in this industry may be significantly more volatile than shares of companies operating in other, more established industries.
Information Technology Sector Risk. (Defiance Quantum ETF) The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor industry, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

23

Defiance ETFS
Approval of Advisory & Sub-Advisory Agreements and Board Considerations
(Unaudited)
Defiance Hotel, Airline, and Cruise ETF
Defiance Next Gen Connectivity ETF
Defiance Next Gen H2 ETF
Defiance Quantum ETF
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 17-18, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of Defiance Hotel, Airline, and Cruise ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, and Defiance Quantum ETF (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Advisory Agreement in light of this information.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including oversight of the Funds’ sub-adviser, monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that the Adviser does not serve as the index provider to the Funds; rather, each Fund tracks an index created and owned by a third-party index provider.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance, for periods ended September 30, 2023, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the

24

Defiance ETFS
Approval of Advisory & Sub-Advisory Agreements and Board Considerations
(Unaudited)(Continued)
Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.
With respect to each Fund, the Board noted that, for each of the one-year, three-year, five-year, and since inception periods ended September 30, 2023, as applicable, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.
Defiance Hotel, Airline, and Cruise ETF: The Board observed that the Fund significantly outperformed its broad-based benchmark, the S&P 500® Index, over the one-year period ended September 30, 2023, but significantly underperformed the same benchmark over the since inception period. The Board further noted, however, that the Fund seeks to provide investors with exposure to companies in the passenger airline, hotel and resort, or cruise industries, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one-year period ended September 30, 2023, the Fund significantly outperformed the median return of its Peer Group and Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Consumer Cyclical category. The Board took into consideration that the Peer Group includes multiple ETFs that focus on companies in the transportation sector in addition to three ETFs that focus on the airline industry, global travel, and travel technologies, respectively. The Board also noted that the Fund significantly outperformed the funds in the Selected Peer Group for the one-year period ended September 30, 2023. The Board considered that, given the niche focus of the Fund, the Selected Peer Group included only two index-based ETFs—one focused on the airline industry and one focused on travel tech companies. The Board also noted that the Fund commenced operations on June 2, 2021, less than three years prior to September 30, 2023, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Defiance Next Gen Connectivity ETF: The Board observed that the Fund underperformed its broad-based benchmark, the S&P 500® Index, for each of the three-year and since inception periods ended September 30, 2023, and significantly underperformed the same benchmark over one-year period. The Board further noted, however, that the Fund seeks to provide investors with exposure to companies whose products or services are predominantly tied to the development of 5G networking and communication technologies, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the three-year period ended September 30, 2023, the Fund outperformed the median return of both its Peer Group and Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Technology category; however, the Fund underperformed both its Peer Group and Category Peer Group over the one-year period. The Board took into consideration that the Peer Group is comprised mostly of ETFs in the technology sector, including ETFs that focus on companies in the software, internet, and cloud computing industries, as well as two ETFs in the communications sector. The Board also noted that the Fund significantly underperformed the funds in the Selected Peer Group for the one-year and three-year periods ended September 30, 2023. The Board also considered that, given the niche focus of the Fund, the Selected Peer Group included only three ETFs—a mix of actively managed and index-based ETFs that invest in the stocks of companies focused on 5G buildout.
Defiance Next Gen H2 ETF: The Board observed that the Fund significantly underperformed its broad-based benchmark, the S&P 500® Index, for each of the one-year and since inception periods ended September 30, 2023. The Board further noted, however, that the Fund seeks to provide investors with exposure to companies involved in the development of hydrogen-based energy sources and fuel cell technologies, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one-year period ended September 30, 2023, the Fund underperformed the median return of its Peer Group, which is comprised of clean power and hydrogen energy ETFs, and significantly underperformed its Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Equity Energy category. The Board also noted that the Fund outperformed one of the funds in the Selected Peer Group for the one-year period ended September 30, 2023, but significantly underperformed the other peer fund. The Board also considered that, given the niche focus of the Fund, the Selected Peer Group included only two index-based ETFs, both of which invest in hydrogen energy stocks. The Board also noted that the Fund commenced operations on March 9, 2021, less than three years prior to September 30, 2023, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.

25

Defiance ETFS
Approval of Advisory & Sub-Advisory Agreements and Board Considerations
(Unaudited)(Continued)
Defiance Quantum ETF: The Board observed that the Fund outperformed its broad-based benchmark, the S&P 500® Index, over the three-year and since inception periods ended September 30, 2023, and significantly outperformed the same benchmark over one-year period. The Board further noted, however, that the Fund seeks to provide investors with exposure to companies that derive significant revenue or operating activity from the development of quantum computing and machine learning technology, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one-, three-, and five-year periods ended September 30, 2023, the Fund outperformed the median return of its Peer Group and Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Technology category. The Board took into consideration that the Peer Group includes ETFs that invest in companies that focus on cybersecurity, artificial intelligence, internet, robotics, and other disruptive technologies. The Board also noted that the Fund outperformed all of the funds in the Selected Peer Group over the one-year period ended September 30, 2023, but underperformed nearly all of the same peer funds over the three- and five-year periods. The Board also considered that, given the niche focus of the Fund, the Selected Peer Group included only four index-based ETFs that invest in the stocks of companies focused on machine learning and computing.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources. The Board noted that each Fund’s net expense ratio was equal to its unified fee.
The Board then compared the net expense ratios of each Fund, as of September 30, 2023, with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that each Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that each Fund’s net expense ratio was lower than the net expense ratios of all of the funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size, noting that the Funds’ management fee rates did not include asset-level breakpoints. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Defiance ETFs, LLC (the “Adviser”), Penserra Capital Management, LLC (the “Sub-Adviser”), and the Trust, on behalf of Defiance Hotel, Airline, and Cruise ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, and Defiance Quantum ETF (each, a “Fund” and, collectively, the “Funds”).

26

Defiance ETFS
Approval of Advisory & Sub-Advisory Agreements and Board Considerations
(Unaudited)(Continued)
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each applicable Fund; (iv) comparative performance, fee and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to each Fund are shared with its respective Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant.
The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment sub-advisory services to other series of the Trust and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its sub-advisory services to those Funds. Additionally, a representative from the Sub-Adviser provided an oral overview of the services provided to each Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and oral presentation that it had received and any other information that the Board received at the Meeting and at prior meetings, including the Adviser’s 15(c) presentation at the January 17-18, 2024, quarterly Board meeting, and deliberated on the approval of continuation of the Sub-Advisory Agreement in light of this information.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance, for periods ended December 31, 2023, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Further, the Board noted that information regarding each Fund’s past investment performance, for periods ended September 30, 2023, had been included in the written materials provided in advance of the Adviser’s 15(c) presentation at the January 17-18, 2024, quarterly Board

27

Defiance ETFS
Approval of Advisory & Sub-Advisory Agreements and Board Considerations
(Unaudited)(Continued)
meeting. The Board then considered the Funds’ performance information for the periods ended December 31, 2023, in light of its prior review of Fund performance at the January 17-18, 2024 quarterly Board meeting.
In addition, because each Fund is designed to track the performance of an underlying index, the Board considered, among other things, the extent to which each such Fund tracked its respective index before fees and expenses. The Board noted that, for the one-year, three-year, five-year, and since inception periods, as applicable, each Fund performed in-line with its underlying index.
Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that executes a limited amount of the brokerage transactions for certain Funds and, consequently, the Sub-Adviser indirectly benefits from commissions paid to such affiliated broker-dealer. The Board noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various Fund asset levels.
The Board then compared the net expense ratios of each Fund with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report. The Board noted that each Fund’s net expense ratio, as of December 31, 2023, was lower than the median net expense ratio of the funds in both its Peer Group and Category Peer Group. In addition, the Board noted that these findings were consistent with its prior review of the Funds’ fees and expenses, which took place during the quarterly Board meeting held on January 17-18, 2024.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although each Fund’s sub-advisory fee includes asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than such Fund’s respective shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

28

Defiance ETFs
Federal Tax Information
(Unaudited)
For the fiscal year ended December 31, 2023, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Hotel, Airline, and Cruise ETF	94.70%
Defiance Next Gen Connectivity ETF	100.00%
Defiance Next Gen H2 ETF	100.00%
Defiance Quantum ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year ended December 31, 2023 was as follows:

Defiance Hotel, Airline, and Cruise ETF	54.80%
Defiance Next Gen Connectivity ETF	68.77%
Defiance Next Gen H2 ETF	43.17%
Defiance Quantum ETF	66.10%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Hotel, Airline, and Cruise ETF	0.00%
Defiance Next Gen Connectivity ETF	0.00%
Defiance Next Gen H2 ETF	0.00%
Defiance Quantum ETF	0.00%

29

Defiance ETFs
Foreign Tax Credit Pass Through
(Unaudited)
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended December 31, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Defiance Hotel, Airline, and Cruise ETF	$28,763	$0.152674805	44.26%
Defiance Next Gen Connectivity ETF	—	—	—
Defiance Next Gen H2 ETF	18,431	0.017105500	68.08%
Defiance Quantum ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

30

Defiance ETFS
Information About Portfolio Holdings
(Unaudited)
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (833) 333-9383 or by accessing the Funds’ website at www.defianceetfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.defianceetfs.com daily.

31

Defiance ETFS
Information About Proxy Voting
(Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (833) 333-9383, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.
When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (833) 333-9383 or by accessing the SEC’s website at www.sec.gov.

32

Defiance ETFs
Frequency Distribution of Premiums and Discounts
(Unaudited)
Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Funds’ NAV is available, without charge, on the Funds’ website at www.defianceetfs.com.

33

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant's securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/06/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/06/2024

* Print the name and title of each signing officer under his or her signature.